Offerings	Aug. 08, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered	350,000
Proposed Maximum Offering Price per Unit	12.64
Maximum Aggregate Offering Price	$ 4,424,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 652.98
Offering Note
(1)
Represents 350,000 shares of Common Stock issuable to the Chief Executive Officer upon the exercise of outstanding stock options issued pursuant to individual stock option award agreements in 2024.
(2)
Represents 23,658 shares of Common Stock issuable to the Directors upon the exercise of outstanding stock options issued pursuant vto individual stock option award agreements in 2024.
(3)
Represents 55,200 shares of Common Stock issuable to the Directors upon the vesting of restricted stock units (“RSUs”) issued vpursuant to individual RSU award agreements in 2024.
(4)
Estimated solely for purposes of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, on the basis of the highest exercise price of the options to be registered and the grant date fair value of the RSUs.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered	23,658
Proposed Maximum Offering Price per Unit	9.51
Maximum Aggregate Offering Price	$ 224,987.58
Fee Rate	0.01476%
Amount of Registration Fee	$ 33.21
Offering Note
(1)
Represents 350,000 shares of Common Stock issuable to the Chief Executive Officer upon the exercise of outstanding stock options issued pursuant to individual stock option award agreements in 2024.
(2)
Represents 23,658 shares of Common Stock issuable to the Directors upon the exercise of outstanding stock options issued pursuant vto individual stock option award agreements in 2024.
(3)
Represents 55,200 shares of Common Stock issuable to the Directors upon the vesting of restricted stock units (“RSUs”) issued vpursuant to individual RSU award agreements in 2024.
(4)
Estimated solely for purposes of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, on the basis of the highest exercise price of the options to be registered and the grant date fair value of the RSUs.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered	55,200
Proposed Maximum Offering Price per Unit	9.51
Maximum Aggregate Offering Price	$ 524,952
Fee Rate	0.01476%
Amount of Registration Fee	$ 77.48
Offering Note
(1)
Represents 350,000 shares of Common Stock issuable to the Chief Executive Officer upon the exercise of outstanding stock options issued pursuant to individual stock option award agreements in 2024.
(2)
Represents 23,658 shares of Common Stock issuable to the Directors upon the exercise of outstanding stock options issued pursuant vto individual stock option award agreements in 2024.
(3)
Represents 55,200 shares of Common Stock issuable to the Directors upon the vesting of restricted stock units (“RSUs”) issued vpursuant to individual RSU award agreements in 2024.
(4)
Estimated solely for purposes of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, on the basis of the highest exercise price of the options to be registered and the grant date fair value of the RSUs.